Future Abandonment Cost (Tables)	3 Months Ended
Mar. 31, 2013
Future Abandonment Costs

We account for future abandonment costs that relate to wells that are drilled jointly based on our working interest in those wells.

$ in Thousands	March 31, 2013
Beginning Balance	$24,822
Future Abandonment Obligation Incurred	234
Future Abandonment Obligation Settled	(146)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	601

Total Future Abandonment Cost	$25,671